Common Stock and Warrants (Details Narrative) (10-K) - USD ($)													1 Months Ended			3 Months Ended							6 Months Ended				9 Months Ended		12 Months Ended
	Dec. 29, 2020	Oct. 30, 2020	Oct. 23, 2020	Sep. 14, 2020	Jul. 02, 2020	Dec. 31, 2019	Dec. 09, 2019	Nov. 22, 2019	Oct. 31, 2019	Sep. 18, 2019	Sep. 13, 2019	Jul. 13, 2019	Oct. 31, 2020	Nov. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Equity, reverse stock split, description	On December 29, 2020, the Company effected a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares. Pursuant to this reverse stock split, each four (4) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into one (1) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly did not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 724 shares of common stock have been issued due to rounding up of fractional shares.		The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split was made effective on December 29, 2020.					The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.					Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was made effective December 29, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000; all share and per share data has been retroactively adjusted for this reverse split for all period presented.	The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share		1-for-4 reverse split													9-for-10 reverse stock split.
Number of shares issued																											991,014	652,466	3,044,657
Number of shaes issued for compensaton
Number of shaes issued for compensaton, value																	$ 653,863	$ 183,244		$ 363,178	$ 237,278	$ 190,801					$ 889,597		$ 962,678	$ 1,642,869
Number of shares issued for services										67,500		27,000
Number of shares issued for services, value										$ 102,000		$ 120,000
Shares issued price per share												$ 1.11
Number of stock sold, value																													339,100	399,865
Fair value of warrants																											91,500
Gain (loss) on debt extinguishment																$ 366,903											366,903	$ (81,738)	$ (81,738)
Warrants to purchase shares of common stock																			1,905,700					1,905,700					1,905,700
Warrant expense recognized																											287,000
Debt conversion amount																													$ 4,692
Shares issued for cash, value
Proceeds from warrants exercise																											449,993
Stock-based compensation																											889,597	791,256
Interest expense																48,666				8,418							219,539	23,855	32,185	84,950
General and administrative expense																322,795				$ 461,201							1,492,038	1,365,580	1,784,557	4,251,742
Accrued interest																			$ 6,981					$ 6,981					6,981
Additional paid in capital																57,119,733			$ 53,494,747					$ 53,494,747			57,119,733		53,494,747	51,552,688
Shares of warrants exercised, value																$ 449,993
Stock-based compensation																											$ 889,597	791,256	863,012	$ 1,642,869
Expense related to warrants issued and outstanding																													500,000
Expense related to warrants with potential future milestones																													150,000
Website Services [Member]
Number of shares issued for services																														1,884
Number of shares issued for services, value																														$ 2,700
Marketing Services [Member]
Number of shares issued for services																														22,500
Number of shares issued for services, value																														$ 24,750
Management Consulting Services [Member]
Vesting of warrants																														1,449,348
Service Providers [Member]
Vesting of warrants																														99,882
Third - Party [Member] | Management Consulting [Member]
Number of shares issued for services																														9,000
Number of shares issued for services, value																														$ 15,000
Shares issued price per share																														$ 1.67
Several Accredited Investor [Member]
Warrants to purchase shares of common stock																														299,507
Proceeds from warrants exercise																														$ 166,393
Accrued Expenses - Related Party [Member]
Reduction in accrued compensation																												375,936	375,936
Accounts Payable and Accrued Expenses [Member]
Reduction in accrued compensation																												$ 80,029	$ 80,029
Unregistered Common Stock [Member]
Number of shares issued																													3,044,657
Warrants [Member]
Shares issued price per share																			$ 0.65					$ 0.65					$ 0.65
Number of exchange of shares																													160,000
Number of exchange of shares, value																													$ 104,000
Fair value of warrants																													$ 69,391
Warrants to purchase shares of common stock						81,000														81,000					81,000			81,000
Cancellation of warrants to purchase common stock																												81,000
Warrants One [Member]
Warrants to purchase shares of common stock																			90,000					90,000					90,000
Detachable Warrant [Member]
Warrants to purchase shares of common stock																			80,000					80,000					80,000
Warrant to purchase of common stock, value																			$ 34,609					$ 34,609					$ 34,609
Warrants exercise price																			$ 1.00					$ 1.00					$ 1.00
Warrant [Member]
Warrants to purchase shares of common stock						67,500													270,000	67,500				270,000	67,500			67,500	270,000	1,782,478
Warrant to purchase of common stock, value						$ 300,770													$ 300,770	$ 300,770				$ 300,770	$ 300,770			$ 300,770	$ 300,770
Warrant expense recognized																										$ 117,144			$ 117,144
Cancellation of warrants to purchase common stock																													396,000
Conversion of shares																														30,016
Warrants outstanding																1,124,803											1,124,803
Warrant [Member] | Several Board Members [Member]
Warrants to purchase shares of common stock																														922,501
Warrant to purchase of common stock, value																														$ 561,910
Warrants exercise price																														$ 0.30
Shares exercisable term																														10 years
Warrant One [Member]
Warrants to purchase shares of common stock																														90,000
Cancellation of warrants to purchase common stock																												13,500	54,000
Warrant Two [Member]
Warrants to purchase shares of common stock																			36,000					36,000					36,000
Warrant to purchase of common stock, value																			$ 68,000					$ 68,000					$ 68,000
Cancellation of warrants to purchase common stock																													17,000
Warrant Three [Member]
Warrants to purchase shares of common stock																			36,000					36,000					36,000
Warrant to purchase of common stock, value																			$ 68,000					$ 68,000					$ 68,000
Expenses for cancellation of warrants																													$ 0
Common Stock [Member]
Number of shares issued																		20,000		67,500	19,425								77,700	904,758
Number of shaes issued for compensaton																	174,752	30,000		22,500	7,574								540,300	24,384
Number of shaes issued for compensaton, value																	$ 175	$ 30		$ 22	$ 8								$ 540	$ 27
Number of stock sold																														999,923
Number of stock sold, value																														$ 1,111
Debt conversion amount																														181,966
Shares issued for cash, value																		$ 20		$ 67	$ 19								$ 78	1,005
Stock-based compensation																														14,181
Interest expense																														$ 65,557
Shares of warrants exercised																202,499
Shares of warrants exercised, value																$ 202
Common Stock Issued [Member]
Number of shares issued																														382,759
Conversion of shares																														85,153
Debt conversion amount																														$ 66,230
Debt conversion price per share																														$ 0.78
Common Stock Issued 1 [Member]
Conversion of shares																														297,606
Debt conversion amount																														$ 115,736
Debt conversion price per share																														$ 0.39
Common Stock Issued to Replace Shares to Officer [Member]
Number of shares issued																														430,796
Shares issued for cash, value																														$ 861,592
Common Stock Issued to Replace Shares to Officer [Member] | Third - Party [Member]
Number of shares issued																														292,251
Shares issued for cash, value																														$ 584,501
One Share of Common Stock and 1/2 Warrant Share [Member]
Number of stock sold																													80,000
Number of stock sold, value																													$ 52,000
Sale of stock price per share																			$ 0.65					$ 0.65					$ 0.65
Fair value of warrants						$ 69,391													$ 34,709										$ 34,709
Warrants to purchase shares of common stock						40,000													20,000	40,000				20,000	40,000			40,000	20,000
Warrant to purchase of common stock, value						$ 104,000													$ 34,709	$ 104,000				$ 34,709	$ 104,000			$ 104,000	$ 34,709
Warrants exercise term																			3 years					3 years					3 years
Warrants exercise price						$ 2.60													$ 1.00	$ 2.60				$ 1.00	$ 2.60			$ 2.60	$ 1.00
Receivables																			$ 52,000					$ 52,000					$ 52,000
Cashless Conversion [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			337,500					337,500					337,500
Cashless Conversion [Member] | Warrant One [Member]
Conversion rate, description																													Conversion rate of .36:1.00.
Warrants to purchase shares of common stock																			168,750					168,750					168,750
Warrant to purchase of common stock, value																			$ 56,223					$ 56,223					$ 56,223
Expenses for cancellation of warrants																													$ 0
Conversion of shares																													61,396
Cashless Conversion [Member] | Warrant Two [Member]
Conversion rate, description																													Conversion rate of .37:1.00
Warrants to purchase shares of common stock																			168,750					168,750					168,750
Warrant to purchase of common stock, value																			$ 102,807					$ 102,807					$ 102,807
Expenses for cancellation of warrants																													$ 0
Conversion of shares																													63,141
Common Stock John Lost to Escrow [Member] | Common Stock Issued to Replace Shares to Officer [Member]
Number of shares issued																														450,000
Launchpad IR [Member]
Number of shares issued for services							37,500																						150,000
Number of shares issued for services, value							$ 70,500																						$ 70,500
Shares issued price per share							$ 1.68												$ 0.42					$ 0.42					$ 0.42
CytoMedical Design Group [Member] | Common Stock [Member]
Shares granted but not issued																														77,700
General and administrative expense																														$ 86,333
John Lai [Member]
Number of shares issued		42,188
Number of shaes issued for compensaton				33,619
Retention of escrowed shares									600,000
Warrants to purchase shares of common stock																			540,000					540,000					540,000
Warrant to purchase of common stock, value																			$ 299,973					$ 299,973					$ 299,973
Warrants exercise price		$ 1.33																	$ 0.56					$ 0.56					$ 0.56
Shares exercisable term																													5 years
Debt conversion amount																													$ 13,033
John Lai [Member] | Warrants [Member]
Number of shares issued																													61,396
Number of warrant shares																													168,750
Conversion rate, description																													Conversion rate of .36:1.00.
John Lai [Member] | Warrants One [Member]
Warrants to purchase shares of common stock																			79,397					79,397					79,397
Warrant to purchase of common stock, value																			$ 38,744					$ 38,744					$ 38,744
Warrants exercise price																			$ 0.50					$ 0.50					$ 0.50
Shares exercisable term																													5 years
John Lai [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			98,093					98,093					98,093
Warrant to purchase of common stock, value																			$ 11,967					$ 11,967					$ 11,967
Warrants exercise price																			$ 0.32					$ 0.32					$ 0.32
Shares exercisable term																													5 years
John Lai [Member] | Warrant One [Member]
Warrants to purchase shares of common stock																			90,000					90,000					90,000
Warrant to purchase of common stock, value																			$ 49,996					$ 49,996					$ 49,996
Expenses for cancellation of warrants																													$ 49,996
John Lai [Member] | Common Stock Issued to Replace Shares to Officer [Member]
Number of shares issued																														723,047
Shares issued for cash, value																														$ 1,446,093
John Lai [Member] | Vest Upon Performance-Based Milestone [Member]
Number of shares vested																													180,000
John Lai [Member] | Vest Quarterly Over Three Years [Member] | October 1, 2019 [Member]
Number of shares vested																													360,000
Randall Meyer [Member]
Warrants to purchase shares of common stock																			4,852					4,852					4,852
Warrant to purchase of common stock, value																			$ 2,368					$ 2,368					$ 2,368
Randall Meyer [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			4,415					4,415					4,415
Warrant to purchase of common stock, value																			$ 539					$ 539					$ 539
Warrants outstanding																														42,188
John Dolan [Member]
Number of shaes issued for compensaton				22,993
Warrants to purchase shares of common stock																			220,500					220,500					220,500
Warrant to purchase of common stock, value																			$ 122,489					$ 122,489					$ 122,489
Warrants exercise price																			$ 0.56					$ 0.56					$ 0.56
Number of shares vested									40,500
Shares exercisable term									5 years
John Dolan [Member] | Warrants One [Member]
Warrants to purchase shares of common stock																			15,880					15,880					15,880
Warrant to purchase of common stock, value																			$ 7,749					$ 7,749					$ 7,749
Warrants exercise price																			$ 0.50					$ 0.50					$ 0.50
Shares exercisable term																													5 years
John Dolan [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			35,314					35,314					35,314
Warrant to purchase of common stock, value																			$ 4,308					$ 4,308					$ 4,308
Warrants exercise price																			$ 0.32					$ 0.32					$ 0.32
Shares exercisable term																													5 years
Warrants outstanding																														168,750
John Dolan [Member] | Granted as a Bonus [Member]
Warrants to purchase shares of common stock									40,500
John Dolan [Member] | Vest Upon Performance-Based Milestone [Member]
Number of shares vested									90,000
John Dolan [Member] | Vest Quarterly Over Three Years [Member] | October 1, 2019 [Member]
Number of shares vested									90,000
One Shareholder [Member]
Number of stock sold											90,000																		360,000
Number of stock sold, value											$ 100,000																		$ 100,000
Sale of stock price per share																			0.28					0.28					$ 0.28
One Service Provider [Member]
Number of shares issued for services																													270,000
Number of shares issued for services, value																													$ 102,000
Various Accredited Investors [Member]
Number of stock sold																													486,000
Number of stock sold, value																													$ 135,000
Sale of stock price per share																			$ 0.28					$ 0.28					$ 0.28
Investor Relations Services [Member] | Barry Kaplan Associates [Member] | Forecast [Member]
Number of shares issued for services																							90,000
Number of shares issued for services, value																							$ 55,000
Director [Member]
Number of shares issued																													63,141
Number of warrant shares																													168,750
Conversion rate, description																													Conversion rate of .37:1.00.
Management Team Members [Member]
Warrants to purchase shares of common stock																			360,000					360,000					360,000
Warrant to purchase of common stock, value																			$ 199,982					$ 199,982					$ 199,982
Warrant expense recognized																													$ 0
Three New Directors [Member]
Warrants to purchase shares of common stock																			270,000					270,000					270,000
Warrant to purchase of common stock, value																			$ 119,954					$ 119,954					$ 119,954
Three New Directors [Member] | August 2020 and May 2021 [Member]
Warrants exercise price																			$ 0.33					$ 0.33					$ 0.33
Number of shares vested																								135,000
Shares exercisable term																								5 years
Three New Directors [Member] | Warrant [Member]
Warrants to purchase shares of common stock																														270,000
Warrant to purchase of common stock, value																														$ 259,920
Warrants exercise price																														$ 1.11
Shares exercisable term																														5 years
Scott Johnson [Member]
Number of shaes issued for compensaton				9,300
Warrants to purchase shares of common stock																			4,852					4,852					4,852
Warrant to purchase of common stock, value																			$ 2,368					$ 2,368					$ 2,368
Number of shares vested																													135,000
Scott Johnson [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			4,415					4,415					4,415
Warrant to purchase of common stock, value																			$ 539					$ 539					$ 539
Gregory Cash [Member]
Number of shaes issued for compensaton				10,789
Warrants to purchase shares of common stock																			7,059					7,059					7,059
Warrant to purchase of common stock, value																			$ 3,445					$ 3,445					$ 3,445
Number of shares vested																													135,000
Gregory Cash [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			6,867					6,867					6,867
Warrant to purchase of common stock, value																			$ 838					$ 838					$ 838
James Martin [Member]
Warrants to purchase shares of common stock																			4,412					4,412					4,412
Warrant to purchase of common stock, value																			$ 2,153					$ 2,153					$ 2,153
Number of shares vested																													135,000
James Martin [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			4,905					4,905					4,905
Warrant to purchase of common stock, value																			$ 598					$ 598					$ 598
John Carruth [Member]
Number of shaes issued for compensaton				26,217
Warrants to purchase shares of common stock																			450,000					450,000					450,000
Warrant to purchase of common stock, value																			$ 249,997					$ 249,997					$ 249,997
Warrants exercise price																			$ 0.56					$ 0.56					$ 0.56
Shares exercisable term																													5 years
John Carruth [Member] | Warrant [Member]
Warrants to purchase shares of common stock																														207,000
Warrant to purchase of common stock, value																														$ 69,072
Warrants exercise price																														$ 0.33
Shares exercisable term																														5 years
John Carruth [Member] | Vest Upon Performance-Based Milestone [Member]
Number of shares vested																													90,000
John Carruth [Member] | Vest Quarterly Over Three Years [Member] | October 1, 2019 [Member]
Number of shares vested																													360,000
David Deming [Member]
Number of shaes issued for compensaton				10,711
Warrants to purchase shares of common stock																			41,250					41,250					41,250
Warrant to purchase of common stock, value																			$ 22,915					$ 22,915					$ 22,915
Warrants exercise price																			$ 0.49					$ 0.49					$ 0.49
Shares exercisable term																													5 years
David Deming [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			4,905					4,905					4,905
Warrant to purchase of common stock, value																			$ 598					$ 598					$ 598
Warrants outstanding																														84,375
David Deming [Member] | Issued For Services [Member]
Warrants to purchase shares of common stock																			4,412					4,412					4,412
Warrant to purchase of common stock, value																			$ 2,153					$ 2,153					$ 2,153
Accredited Investors [Member] | Detachable Warrant [Member]
Warrants to purchase shares of common stock																			160,000					160,000					160,000
Warrant to purchase of common stock, value																			$ 104,000					$ 104,000					$ 104,000
Warrants exercise price																			$ 0.65					$ 0.65					$ 0.65
Shares exercisable term																													3 years
Accredited Investors [Member] | One Share of Common Stock and 1/2 Warrant Share [Member] | Warrants [Member]
Number of shaes issued for compensaton																									20,000
Shares issued price per share						$ 2.60														$ 2.60					$ 2.60			$ 2.60
Fair value of warrants																									$ 34,609
Warrants to purchase shares of common stock						40,000														40,000					40,000			40,000
Warrant to purchase of common stock, value						$ 104,000														$ 104,000					$ 104,000			$ 104,000
Warrants exercise term						3 years														3 years					3 years			3 years
Warrants exercise price						$ 4.00														$ 4.00					$ 4.00			$ 4.00
Several Directors of the Company [Member]
Warrants exercise price																			0.49					0.49					$ 0.49
Several Directors of the Company [Member] | Warrant [Member]
Warrants exercise price																			$ 0.32					$ 0.32					$ 0.32
Shares exercisable term																													5 years
Robert Rudelius [Member]
Number of shaes issued for compensaton				10,627
Warrants to purchase shares of common stock																			5,735					5,735					5,735
Warrant to purchase of common stock, value																			$ 2,799					$ 2,799					$ 2,799
Robert Rudelius [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			6,376					6,376					6,376
Warrant to purchase of common stock, value																			$ 778					$ 778					$ 778
Warrants outstanding																														78,750
Joseph Jasper [Member]
Number of shaes issued for compensaton				9,209
Warrants to purchase shares of common stock																			3,528					3,528					3,528
Warrant to purchase of common stock, value																			$ 1,722					$ 1,722					$ 1,722
Joseph Jasper [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			3,924					3,924					3,924
Warrant to purchase of common stock, value																			$ 479					$ 479					$ 479
Warrants outstanding																														84,375
David Masters [Member]
Number of shaes issued for compensaton				8,935
Warrants to purchase shares of common stock																			2,647					2,647					2,647
Warrant to purchase of common stock, value																			$ 1,292					$ 1,292					$ 1,292
David Masters [Member] | Warrant [Member]
Warrants to purchase shares of common stock																			1,962					1,962					1,962
Warrant to purchase of common stock, value																			$ 239					$ 239					$ 239
Warrants outstanding																														42,188
Former CEO [Member]
Number of shaes issued for compensaton																														180,000
Number of shaes issued for compensaton, value																														$ 42,000
Shares issued price per share																														$ 0.23
Two Service Provider [Member]
Number of shares issued for services					12,500																									24,384
Number of shares issued for services, value					$ 22,000
Advisors [Member]
Vesting of warrants																														258,031
Directors [Member]
Vesting of warrants																														780,181
Employees [Member]
Vesting of warrants																														161,750
Officers [Member]
Vesting of warrants																														149,505
Third - Party [Member] | Common Stock [Member]
Number of shares issued																														678,006
Conversion of shares																														85,916
Debt conversion amount																														$ 95,462
Accrued interest																														226,002
Additional paid in capital																														66,248
Warrant Holders [Member] | Common Stock [Member]
Stock-based compensation																														$ 77,354
Two Advisory Board Members [Member] | Warrant [Member]
Warrants to purchase shares of common stock																														72,000
Warrant to purchase of common stock, value																														$ 70,434
Warrants exercise price																														$ 1.11
Shares exercisable term																														5 years
Lawyer [Member] | Warrant [Member]
Warrants to purchase shares of common stock																														27,000
Warrant to purchase of common stock, value																														$ 52,818
Warrants exercise price																														$ 1.11
Shares exercisable term																														5 years
Information Technology Service Providers [Member] | Warrant [Member]
Warrants to purchase shares of common stock																														54,000
Shares exercisable term																														5 years
Sheryll Grisewood [Member] | Warrant [Member]
Warrants outstanding																														168,750
David Merrill [Member] | Warrant [Member]
Warrants outstanding																														168,750
Peter Vezmar [Member] | Warrant [Member]
Warrants outstanding																														84,375
Board of Directors [Member] | Warrant [Member]
Number of warrants reduced																														528,750
Share price																														$ 0.33
CFO [Member] | Warrant [Member]
Number of warrants reduced																														72,000
Share price																														$ 0.33
Service Provider [Member] | Warrant One [Member]
Warrants to purchase shares of common stock																			54,000					54,000					54,000
Warrant to purchase of common stock, value																			$ 102,000					$ 102,000					$ 102,000
Former Advisory [Member] | Warrant One [Member]
Warrants to purchase shares of common stock																			36,000					36,000					36,000
Warrant to purchase of common stock, value																			$ 68,000					$ 68,000					$ 68,000
Warrants Holders [Member] | Warrant One [Member]
Number of shares issued															203,456
Warrants exercise price																			$ 0.33					$ 0.33					$ 0.33
Conversion of shares															610,369
Shares issued for cash, value															$ 203,456
Note Holders [Member]
Shares of warrants exercised															30,016
Shares of warrants exercised, value															$ 11,759
Note Holders [Member] | Warrant One [Member]
Warrants exercise price															$ 2.00
Warrants outstanding															101,729
Warrant shares expired															11,680
Shares of warrants exercised															90,049
Shares of warrants exercised, value															$ 30,016
Settlement Agreement [Member] | John Lai [Member]
Number of shaes issued for compensaton																												87,000	348,000
Number of shaes issued for compensaton, value																												$ 116,000	$ 116,000
Shares holding term																												3 years	3 years
Settlement Agreement [Member] | Randall Meyer [Member]
Number of shaes issued for compensaton																												143,952	575,808
Number of shaes issued for compensaton, value																												$ 191,936	$ 191,936
Shares holding term																												3 years	3 years
Settlement Agreement [Member] | John Dolan [Member]
Number of shaes issued for compensaton																												51,000	204,000
Number of shaes issued for compensaton, value																												$ 68,000	$ 68,000
Shares holding term																												3 years	3 years
Settlement Agreement [Member] | Former Employee [Member]
Number of shaes issued for compensaton																												42,014	168,060
Number of shaes issued for compensaton, value																												$ 80,029	$ 80,029
Subscription Agreement [Member]
Number of shares issued																														279,000
Shares issued for cash, value																														$ 310,000
Warrant Exercise Agreement [Member]
Number of shares issued																														54,000
Shares issued for cash, value																														$ 60,000
Escrow Agreement [Member] | John Lai and Wesley Hayne [Member]
Shares issued price per share																														$ 0.33
Number of shares returned																														540,000
Reduction in additional paid in capital																														$ 177,600
Warrant Exercise Agreements [Member] | Several Accredited Investor [Member]
Warrants to purchase shares of common stock																														700,415
Warrants exercise price																														$ 0.33
Proceeds from warrants exercise																														$ 233,472
Bridge Note Agreements [Member] | Warrant [Member]
Warrants to purchase shares of common stock																														128,250
Warrant to purchase of common stock, value																														$ 85,218
Warrants exercise price																														$ 1.11
Shares exercisable term																														3 years
Conversion Agreements [Member] | Warrant [Member]
Warrants to purchase shares of common stock																														101,728
Warrant to purchase of common stock, value																														$ 11,170
Warrants exercise price																														$ 0.33